Offerings	Feb. 18, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, nominal value € 0.12 per share, to be issued under the Incentive Plan
Amount Registered | shares	4,325,529
Proposed Maximum Offering Price per Unit	35.055
Maximum Aggregate Offering Price	$ 151,631,419.1
Fee Rate	0.01381%
Amount of Registration Fee	$ 20,940.3
Offering Note

(1)

Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement shall be deemed to cover any additional ordinary shares in the share capital of NewAmsterdam Pharma Company N.V. (the “Company”), nominal value of €0.12 per share (the “Ordinary Shares”), that may become issuable under the Long-Term Incentive Plan NewAmsterdam Pharma Company N.V. (the “Incentive Plan”) and the Inducement Plan NewAmsterdam Pharma Company N.V. (the “Inducement Plan”) from time to time by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of outstanding shares of the Company’s Ordinary Shares.

(2)

Represents Ordinary Shares reserved for issuance under the Incentive Plan and registered hereby, excluding Ordinary Shares registered hereby underlying option awards granted and outstanding under the Incentive Plan, as of the date of this Registration Statement. The Incentive Plan includes an “evergreen” provision, which provides that on each January 1st from January 1, 2023 through January 1, 2033, the number of Ordinary Shares available for issuance under the Incentive Plan will automatically increase annually in an amount equal to the lesser of five percent (5%) of the number of Ordinary Shares outstanding as of the close of business on the immediately preceding December 31st and the number of Ordinary Shares determined by the Company’s board of directors.

(3)

Estimated in accordance with Rule 457(c) and (h) under the Securities Act solely for the purpose of calculating the registration fee on the basis of $35.055, which was the average of the high and low prices of the Company’s Ordinary Shares as reported on The Nasdaq Global Market on February 13, 2026.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, nominal value € 0.12 per share, to be issued under the Incentive Plan
Amount Registered | shares	1,394,437
Proposed Maximum Offering Price per Unit	35.45
Maximum Aggregate Offering Price	$ 49,432,791.65
Fee Rate	0.01381%
Amount of Registration Fee	$ 6,826.67
Offering Note

(1)

Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement shall be deemed to cover any additional ordinary shares in the share capital of NewAmsterdam Pharma Company N.V. (the “Company”), nominal value of €0.12 per share (the “Ordinary Shares”), that may become issuable under the Long-Term Incentive Plan NewAmsterdam Pharma Company N.V. (the “Incentive Plan”) and the Inducement Plan NewAmsterdam Pharma Company N.V. (the “Inducement Plan”) from time to time by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of outstanding shares of the Company’s Ordinary Shares.

(4)

Represents Ordinary Shares registered hereby underlying option awards granted and outstanding under the Incentive Plan, as of the date of this Registration Statement.

(5)

Estimated in accordance with Rule 457(h) under the Securities Act solely for the purpose of calculating the registration fee on the basis of $35.45, which is weighted-average exercise price for options outstanding, but not registered, under the Incentive Plan, as of the date of this Registration Statement.

Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, nominal value € 0.12 per share, to be issued under the Inducement Plan
Amount Registered | shares	742,691
Proposed Maximum Offering Price per Unit	35.055
Maximum Aggregate Offering Price	$ 26,035,033.01
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,595.44
Offering Note

(1)

Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement shall be deemed to cover any additional ordinary shares in the share capital of NewAmsterdam Pharma Company N.V. (the “Company”), nominal value of €0.12 per share (the “Ordinary Shares”), that may become issuable under the Long-Term Incentive Plan NewAmsterdam Pharma Company N.V. (the “Incentive Plan”) and the Inducement Plan NewAmsterdam Pharma Company N.V. (the “Inducement Plan”) from time to time by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of outstanding shares of the Company’s Ordinary Shares.

Estimated in accordance with Rule 457(c) and (h) under the Securities Act solely for the purpose of calculating the registration fee on the basis of $35.055, which was the average of the high and low prices of the Company’s Ordinary Shares as reported on The Nasdaq Global Market on February 13, 2026.

(6)

Represents Ordinary Shares reserved for issuance under the Inducement Plan and registered hereby, excluding Ordinary Shares registered hereby underlying option awards granted and outstanding under the Inducement Plan, as of the date of this Registration Statement.

Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, nominal value € 0.12 per share, to be issued under the Inducement Plan
Amount Registered | shares	257,309
Proposed Maximum Offering Price per Unit	32.487
Maximum Aggregate Offering Price	$ 8,359,197.48
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,154.41
Offering Note

(1)

Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement shall be deemed to cover any additional ordinary shares in the share capital of NewAmsterdam Pharma Company N.V. (the “Company”), nominal value of €0.12 per share (the “Ordinary Shares”), that may become issuable under the Long-Term Incentive Plan NewAmsterdam Pharma Company N.V. (the “Incentive Plan”) and the Inducement Plan NewAmsterdam Pharma Company N.V. (the “Inducement Plan”) from time to time by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of outstanding shares of the Company’s Ordinary Shares.

(7)

Represents Ordinary Shares registered hereby underlying option awards granted and outstanding under the Inducement Plan, as of the date of this Registration Statement.

(8)

Estimated in accordance with Rule 457(h) under the Securities Act solely for the purpose of calculating the registration fee on the basis of $32.487, which is weighted-average exercise price for options outstanding, but not registered, under the Inducement Plan, as of the date of this Registration Statement.